UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kingstown Capital Management LP
Address: 100 Park Avenue, Suite 2100
         New York, NY  10017

13F File Number:  028-14360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-319-1309

Signature, Place, and Date of Signing:

 /s/ Mark Rosenthal     New York, NY     November 01, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $342,928 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARTIO GLOBAL INVS INC          COM CL A         04315B107     4003   502849 SH       SOLE                   502849        0        0
BANK OF AMERICA CORPORATION    *W EXP 01/16/201 060505146     2981  1100000 SH       SOLE                  1100000        0        0
COMPUCREDIT HLDGS CORP         NOTE 3.625% 5/3  20478NAB6    25759 27550000 PRN      SOLE                 27550000        0        0
COMPUCREDIT HLDGS CORP         NOTE 5.875%11/3  20478NAD2      828  2000000 PRN      SOLE                  2000000        0        0
FURIEX PHARMACEUTICALS INC     COM              36106P101     5172   363491 SH       SOLE                   363491        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045v118     7799   670000 SH       SOLE                   670000        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045v126     1983   250000 SH       SOLE                   250000        0        0
GENERAL MTRS CO                JR PFD CNV SRB   37045V209    30204   861000 SH       SOLE                   861000        0        0
GRIFOLS S A                    SPONSORED ADR    398438309    16905  2645601 SH       SOLE                  2645601        0        0
ITT CORP NEW                   COM              450911102    28560   680000 SH       SOLE                   680000        0        0
LENDER PROCESSING SVCS INC     COM              52602E102    13006   950000 SH       SOLE                   950000        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708    25659   403700 SH       SOLE                   403700        0        0
MI DEVS INC                    COM              55304X104    41816  1575000 SH       SOLE                  1575000        0        0
QLT INC                        COM              746927102    21930  3000000 SH       SOLE                  3000000        0        0
SANOFI                         RIGHT 12/31/2020 80105N113     5839  5508600 SH       SOLE                  5508600        0        0
SUNCOKE ENERGY INC             COM              86722A103     4847   440663 SH       SOLE                   440663        0        0
SUNOCO INC                     COM              86764P109    34111  1100000 SH       SOLE                  1100000        0        0
VISTEON CORP                   COM NEW          92839U206     4386   102000 SH       SOLE                   102000        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    28215  1100000 SH       SOLE                  1100000        0        0
WILLIAMS COS INC DEL           COM              969457100    38925  1599200 SH       SOLE                  1599200        0        0